Short-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt
Short-term debt from unrelated parties	€ 1,126,911	€ 62,950
Short-term debt from related parties	13,714	16,320
Short-term debt	1,140,625	79,270
Commercial paper program
Debt
Short-term debt from unrelated parties	684,176	19,995
Outstanding amount	684,000	20,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	442,199	42,442
Borrowings offset under cash management system	264,539	998,044
Other
Debt
Short-term debt from unrelated parties	536	€ 513
Maximum | Commercial paper program
Debt
Commercial paper borrowing limit	1,000,000
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party	€ 600,000